7. Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination

NOTE 7.	BUSINESS COMBINATION

Description of acquisition

On November 19, 2018, the Company entered into a Securities Purchase Agreement with AMS, wherein effective December 31, 2018, the Company acquired all of the issued and outstanding securities of AMS.

Fair Value of Consideration Transferred and Recording of Assets Acquired

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed including an amount for goodwill:

Consideration Paid:
Cash and cash equivalents	$726,747
Common stock, 981,765 shares of CannapharmaRx common stock	1,612,600
Promissory note net of $697,083 discount	6,632,917
Fair value of total consideration	$8,972,264

Recognized amount of identifiable assets acquired, and liabilities assumed:
Construction in progress	$1,563,260
Accrued liabilities	(50,560)
Mortgage payable	(476,450)
Intangible assets	1,871,000
Goodwill	6,065,014
$8,972,264